Segment Disclosures	12 Months Ended
Mar. 01, 2014
Segment Disclosures
SEGMENT DISCLOSURES
The Company is organized and managed as a single reportable operating segment. The Company currently sells an integrated BlackBerry wireless communications platform solution, which includes the sale of BlackBerry handheld devices and the provision of data communication, compression and security infrastructure services, which enable BlackBerry handheld wireless devices to send and receive wireless messages and data. For enterprise customers, the Company currently sells an integrated BlackBerry Enterprise Server software solution that gives corporate and government customers the ability to set and enforce specific information technology policies to manage their BlackBerry handheld wireless devices when the data services pass through BlackBerry’s Relay and Provisioning infrastructure.
Revenue from continuing operations, classified by major geographic segments in which the Company’s customers are located, was as follows:

	For the year ended
	March 1, 2014		March 2, 2013		March 3, 2012
North America
Canada	$491	7.2%	$661	6.0%	$1,260	6.8%
United States	1,320	19.4%	2,235	20.2%	4,182	22.7%
	1,811	26.6%	2,896	26.2%	5,442	29.5%
Europe, Middle East and Africa
United Kingdom	604	8.9%	1,238	11.2%	1,919	10.4%
Other	2,387	35.0%	3,264	29.5%	5,743	31.2%
	2,991	43.9%	4,502	40.7%	7,662	41.6%
Latin America	907	13.3%	2,114	19.1%	2,646	14.4%
Asia Pacific	1,104	16.2%	1,561	14.0%	2,673	14.5%
	$6,813	100.0%	$11,073	100.0%	$18,423	100.0%

	For the year ended
	March 1, 2014	March 2, 2013	March 3, 2012
Revenue mix
Hardware	$3,785	$6,648	$13,794
Service	2,698	3,910	4,074
Software	235	261	318
Other	95	254	237
	$6,813	$11,073	$18,423

	As at
	March 1, 2014	March 2, 2013
Property, plant and equipment and intangible assets
Canada	$2,058	$4,895
United States	239	395
United Kingdom	7	30
Other	62	169
	$2,366	$5,489
Total assets
Canada	$2,362	$8,252
United States	2,207	1,713
United Kingdom	954	1,071
Other	2,029	2,129
	$7,552	$13,165

Information about major customers
There were no customers that comprised more than 10% of the Company’s revenue in fiscal 2014 (fiscal 2013 – no customers that comprised more than 10%; fiscal 2012 – no customers that comprised more than 10%).